UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-286173-01

Central Index Key Number of the issuing entity:    0002080258

Benchmark 2025-B41 Mortgage Trust
(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-286173

Central Index Key Number of the depositor:     0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as speciﬁed in its charter)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)

UBS AG

(Central Index Key Number 0001685185)

German American Capital Corporation

(Central Index Key Number 0001541294)

National Cooperative Bank, N.A.

(Central Index Key Number 0001577313)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

________________________________________
(Exact name of sponsor as specified in its charter)

Scott Epperson, (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 11, 2025

GS MORTGAGE SECURITIES CORPORATION II (Depositor)

By:	/s/ Scott Epperson
Name: Scott Epperson Title: Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)